DERIVATIVE LIABILITY - Schedule of Fair Value Assumptions Derivative Liability (Details) (USD $)	0 Months Ended	9 Months Ended
	Feb. 23, 2012	Sep. 30, 2012 Derivative Liability Lower Range	Sep. 30, 2012 Derivative Liability Upper Range
Expected volatility	110.00%	103.00%	111.00%
Expected term	5 years	2 years	2 years 2 months 2 days
Risk-free interest rate (annual)	0.88%	0.27%	0.33%
Expected dividend yield	$ 0.00	$ 0.00	$ 0.00